EMPLOYEE RETENTION ALLOWANCE (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about employee retention allowance [Table Text Block]
$
Balance at December 31, 2016	596,849
Additions	10,396
Change in estimate	(412,549)
Foreign exchange loss	13,457
Balance at December 31, 2017	208,153
Disbursements	(19,547)
Foreign exchange loss	(16,739)
Balance at December 31, 2018	171,867